Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Change in Type of Currency (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)
Disclosure of Foreign Exchange Risk Factor [Line items]
Net (Loss) / Income for the Year	$ 23,819,117	$ (5,891,024)		$ 11,195,541
Shareholders' Equity	$ 116,834,971	95,141,780		$ 103,803,515	$ 70,259,685
Currency risk [member] | Top of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 129	305
Shareholders' Equity	$ (1,423)	(3,350)
Currency risk [member] | Top of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 199	220
Shareholders' Equity	$ 2,187	2,423
Currency risk [member] | Top of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 8	5
Shareholders' Equity	$ 89	55
Currency risk [member] | Top of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year		5
Shareholders' Equity	$ 1	51
Currency risk [member] | Top of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 1	2
Shareholders' Equity	$ 16	14
Currency risk [member] | Top of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	10.00%
Net (Loss) / Income for the Year	$ 7	8
Shareholders' Equity	$ 79	82
Currency risk [member] | Bottom of range [member] | US Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (129)	(305)
Shareholders' Equity	$ (1,164)	(2,741)
Currency risk [member] | Bottom of range [member] | Euro [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (199)	(220)
Shareholders' Equity	$ 1,789	1,983
Currency risk [member] | Bottom of range [member] | Canadian Dollar [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (8)	(5)
Shareholders' Equity	$ 73	46
Currency risk [member] | Bottom of range [member] | Real [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year			$ (5)
Shareholders' Equity	$ 1	42
Currency risk [member] | Bottom of range [member] | Swiss franc [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (1)	(2)
Shareholders' Equity	$ 13	11
Currency risk [member] | Bottom of range [member] | Others [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Change percentage	(10.00%)
Net (Loss) / Income for the Year	$ (7)	(8)
Shareholders' Equity	$ 65	$ 66